Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
General partners' capital account, units issued	640,278	640,278
General partners' capital account, units outstanding	640,278	640,278
Common unit
Limited partners' capital account, units issued	34,045,081	33,708,541
Limited partners' capital account, units outstanding	34,045,081	33,708,541
Class B unit
Limited partners' capital account, units issued	252,405	588,945
Limited partners' capital account, units outstanding	252,405	588,945